4. STOCKHOLDERS' EQUITY (Details - Option activity) - Stock Options [Member] - $ / shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Stock option activity
Number of stock options outstanding - at beginning	1,055,700	1,078,400
Number of options granted	831,000	40,000
Number of options exercised	(64,500)
Number of options cancelled	(2,700)	(62,700)
Number of options outstanding - at ending	1,819,500	1,055,700	1,078,400
Weighted average exercise price options outstanding- at beginning	$ 0.76	$ 0.78
Weighted average exercise price - grants	0.99	0.61
Weighted average exercise price - exercised	0.75
Weighted average exercise price - cancelled	0.86	0.99
Weighted average exercise price options outstanding - at end	$ 0.87	$ 0.76	$ 0.78
Weighted average contractual life	7 years 1 month 2 days	6 years 1 month 16 days	7 years 4 days